Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 22 — Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through the date the Company issued these consolidated financial statements. Except as set forth below, there were no events that require adjustment to or disclosure in the consolidated financial statements.

Share Issuance

On January 8, 2025, the company filed the Registration Statement for the purpose of registering an additional 26,400,000 shares of Class B ordinary share, par value $0.0001 (“Share”), of WiMi Hologram Cloud Inc. (the “Registrant”) issuable under the 2023 Equity Incentive Plan for which a registration statement on Form S-8 was initially filed with the Commission on January 26, 2023 (File No. 333-269423) (“Prior Registration Statement”).

Share Consolidation

On March 25, 2025, the shareholders of the Company approved a 20-for-1 Share Consolidation (the “Share Consolidation”). After such reverse stock split,  the authorized share capital of the Company shall be changed to US$50,000 divided into 25,000,000 shares comprising (i) 1,250,000 Class A ordinary shares of a par value of US$0.002 each; (ii) 13,750,000 Class B ordinary shares of a par value of US$0.002 each; and (iii) 10,000,000 shares of a par value of US$0.002 each of such class or classes (however designated) as the board of directors may determine, and no fractional shares be issued in connection with the share consolidation and the Company’s transfer agent would aggregate all fractional shares and sell them as soon as practicable after the effective time of the share consolidation at the then-prevailing prices on the open market, on behalf of those shareholders who would otherwise be entitled to receive a fractional share as a result of the share consolidation. The reverse stock split was effective on April 14, 2025. All information related to the Company’s ordinary shares, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented.

Share capital increase

On March 25, 2025, the shareholders of the Company approved the Company’s share capital increase after the Share Consolidation,  the authorized share capital of the Company was increased to US 1,500,000 divided into 750,000,000 shares comprising (i) 37,500,000 Class A ordinary shares of a par value of US$0.002 each; (ii) 412,500,000 Class B ordinary shares of a par value of US$0.002 each; and (iii) 300,000,000 shares with a par value of US$0.002 each of such class or classes (however designated) as the board of directors may determine.

Increase stake in MicroAlgo

On March 25, 2025, WiMi acquired 34,878,261 Class B ordinary shares in restricted shares by the conversion of convertible notes acquired.

As of March 27, 2025, WIMI Hologram Cloud Inc holds 40,000 Class A ordinary shares, 1,810,658 Class A ordinary shares (restricted), and 44,878,261 Class B ordinary shares (restricted) of MicroAlgo Inc. (NASDAQ: MLGO), representing a total equity stake of 67.65% of MicroAlgo’s total shares outstanding.